Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 16 — COMMITMENTS AND CONTINGENCIES

The Company has entered into three financing lease agreements for expansion equipment at Kyle’s. The equipment is in production and expected to be installed in November 2021. These agreements have terms of six years beginning at the time of installation.

Future minimum lease payments under the leases as of September 30, 2021 are as follows:

2021 (remainder of year)	$11,962
2022	143,541
2023	143,541
2024	143,541
2025	143,541
2026	143,541
2027	134,409
Total lease payments	$864,076

An office space has been leased on a month-by-month basis.

The officers and directors are involved in other business activities and most likely will become involved in other business activities in the future.

NOTE 18 — COMMITMENTS AND CONTINGENCIES

An office space has been leased on a month-by-month basis.

The officers and directors are involved in other business activities and most likely will become involved in other business activities in the future.